Investments - Schedule of Amortized Cost, Gross Unrealized Gains and Losses, Fair Value, and Other-Than-Temporary-Impairment of Fixed Maturity and Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments
Cost or Amortized Cost	$ 1,002.0
Fair Value	1,208.8
Fixed maturity securities
Investments
Cost or Amortized Cost	802.9	$ 871.5
Gross Unrealized Gains	191.1	158.9
Gross Unrealized Losses	(0.7)	(1.7)
Fair Value	993.3	1,028.7
Fixed maturity securities | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	14.1	13.2
Fixed maturity securities | United States Government and government agencies and authorities
Investments
Cost or Amortized Cost	3.1	1.9
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	3.2	2.0
Fixed maturity securities | United States Government and government agencies and authorities | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0.0	0.0
Fixed maturity securities | States, municipalities and political subdivisions
Investments
Cost or Amortized Cost	4.7	9.9
Gross Unrealized Gains	0.9	0.9
Gross Unrealized Losses	0.0	0.0
Fair Value	5.6	10.8
Fixed maturity securities | States, municipalities and political subdivisions | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0.0	0.0
Fixed maturity securities | Foreign governments
Investments
Cost or Amortized Cost	8.4	9.3
Gross Unrealized Gains	2.1	2.0
Gross Unrealized Losses	0.0	0.0
Fair Value	10.5	11.3
Fixed maturity securities | Foreign governments | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0.0	0.0
Fixed maturity securities | Asset-backed
Investments
Cost or Amortized Cost	28.7	0.2
Gross Unrealized Gains	0.3	0.0
Gross Unrealized Losses	0.0	0.0
Fair Value	29.0	0.2
Fixed maturity securities | Asset-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0.0	0.0
Fixed maturity securities | Commercial mortgage-backed
Investments
Cost or Amortized Cost	3.5	3.4
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.2)	(0.2)
Fair Value	3.3	3.2
Fixed maturity securities | Commercial mortgage-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0.0	0.0
Fixed maturity securities | Residential mortgage-backed
Investments
Cost or Amortized Cost	39.6	33.7
Gross Unrealized Gains	2.5	3.3
Gross Unrealized Losses	(0.4)	(0.1)
Fair Value	41.7	36.9
Fixed maturity securities | Residential mortgage-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	1.6	2.0
Fixed maturity securities | U.S. corporate
Investments
Cost or Amortized Cost	588.6	667.0
Gross Unrealized Gains	153.6	127.7
Gross Unrealized Losses	(0.1)	(1.3)
Fair Value	742.1	793.4
Fixed maturity securities | U.S. corporate | OTTI
Investments
OTTI in AOCI	12.5	11.2
Fixed maturity securities | Foreign corporate
Investments
Cost or Amortized Cost	126.3	146.1
Gross Unrealized Gains	31.6	24.9
Gross Unrealized Losses	0.0	(0.1)
Fair Value	157.9	170.9
Fixed maturity securities | Foreign corporate | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0.0	0.0
Equity securities
Investments
Cost or Amortized Cost	74.0	85.7
Gross Unrealized Gains	12.5	8.1
Gross Unrealized Losses	(0.1)	(0.2)
Fair Value	86.4	93.6
Equity securities | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0.0	0.0
Equity securities | Common stocks
Investments
Cost or Amortized Cost	0.1	0.1
Gross Unrealized Gains	0.5	0.3
Gross Unrealized Losses	0.0	0.0
Fair Value	0.6	0.4
Equity securities | Common stocks | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0.0	0.0
Equity securities | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	73.9	85.6
Gross Unrealized Gains	12.0	7.8
Gross Unrealized Losses	(0.1)	(0.2)
Fair Value	85.8	93.2
Equity securities | Non-redeemable preferred stocks | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	$ 0.0	$ 0.0